INCOME TAXES - Schedule of Principal Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued expenses	$ 13,451	$ 16,304
Net operating losses	9,491,051	8,646,423
Unrealized internal profit	1,125,023	778,566
Allowances for doubtful accounts	1,281,259	1,064,027
Cancellation of project assets	0	1,351,336
Impairment loss of assets	122,764	336,907
Others	157,101	161,033
Total gross deferred tax assets	12,190,649	12,354,596
Valuation allowance on deferred tax assets	(11,006,328)	(11,516,732)
Net deferred tax assets	$ 1,184,321	$ 837,864